Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of operating lease expense	The weighted average discount rate for all leases was approximately 8% at March 31, 2023.
	Three Months Ended March 31,
	2023	2022
Fixed lease expense	$102,969	$69,191
Variable lease expense	$8,935	$44,508
Total operating lease expense	$111,904	$113,699

	Years ended December 31,
	2022	2021
Fixed lease expense	$275,763	$275,485
Variable lease expense	$178,032	$180,818
Total operating lease expense	$453,795	$456,303

Schedule of future minimum lease payments
Years Ending December 31,	Operating Leases
2023	$409,347
2024	142,847
2025	4,865
Total minimum payments	$557,059